Parent Company Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Restricted cash		$ 500,000	$ 500,000
Advance to suppliers		173,581	222,239
Prepaid expenses		83,901	108,716
Total current assets		8,913,268	10,661,433
OTHER ASSETS
Prepaid expense, non-current		50,000	50,000
Total other assets		24,364,882	18,367,580
Total assets		33,278,150	36,443,101	$ 77,598,465
Current liabilities:
Other payables and accrued liabilities		9,642,359	7,601,354
Other payables - related parties		1,498,865	1,965,237
Warrant liabilities		2,700
Total current liabilities		29,559,181	25,149,308
Total liabilities		29,559,181	25,178,160
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.00625 par value, 100,000,000 shares authorized, 2,411,070 and 2,399,435 shares issued and outstanding, respectively *	[1]	3,014	2,999
Subscription receivable		10,000	10,000
Additional paid-in capital		40,709,440	40,509,592
Statutory reserves		3,922,228	3,922,228
Stock to be issued			37,500
Retained earnings		(39,407,775)	(31,978,194)
Accumulated other comprehensive income		(1,497,938)	(1,219,184)
Total Yulong Eco-Materials Limited's equity		3,718,969	11,264,941	$ 46,652,361	$ 37,646,602
Total liabilities and equity		33,278,150	36,443,101
Parent Company [Member]
CURRENT ASSETS
Restricted cash		500,000	500,000
Advance to suppliers
Prepaid expenses		92,700	92,700
Total current assets		592,700	592,700
OTHER ASSETS
Prepaid expense, non-current		50,000	50,000
Investment in subsidiaries		4,214,809	11,823,686
Total other assets		4,264,809	11,873,686
Total assets		4,857,509	12,466,386
Current liabilities:
Other payables and accrued liabilities		405,761	405,761
Other payables - related parties		730,079	730,079
Warrant liabilities		2,700	65,605
Total current liabilities		1,138,540	1,201,445
Total liabilities		1,138,540	1,201,445
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.00625 par value, 100,000,000 shares authorized, 2,411,070 and 2,399,435 shares issued and outstanding, respectively *		15,070	14,997
Subscription receivable		(10,000)	(10,000)
Additional paid-in capital		40,697,384	40,497,594
Statutory reserves		3,922,228	3,922,228
Stock to be issued			37,500
Retained earnings		(39,407,775)	(31,978,194)
Accumulated other comprehensive income		(1,497,938)	(1,219,184)
Total Yulong Eco-Materials Limited's equity		3,718,969	11,264,941
Total liabilities and equity		$ 4,857,509	$ 12,466,386

[1]	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for-5 reverse stock split, which was effective on November 9, 2017.